Share-Based Payments - Outstanding Total Shareholder Return Units Activity (Details)			12 Months Ended
		Oct. 26, 2016 USD ($) Employee	Dec. 31, 2017 USD ($) Employee $ / shares shares
Total Shareholder Return Units (TSRUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Share Units	[1],[2]		124,745,000
Outstanding, Weighted-Average Grant Price Per Share Unit (in dollars per share) | $ / shares	[1],[2]		$ 31.37
Outstanding, Weighted-Average Remaining Contractual Term (Years)	[1],[2]		3 years 3 months 18 days
Outstanding, Aggregate Intrinsic Value | $	[1],[2]		$ 896,000,000
Vested, Share Units	[1],[2],[3]		20,839,000
Vested, Weighted-Average Grant Price Per Share Unit (in dollars per share) | $ / shares	[1],[2],[3]		$ 25.89
Vested, Weighted-Average Remaining Contractual Term (Years)	[1],[2],[3]		1 year 2 months 12 days
Vested, Aggregate Intrinsic Value | $	[1],[2],[3]		$ 335,000,000
Expected to vest, Share Units	[1],[2],[4]		95,485,000
Expected to vest, Weighted-Average Grant Price Per Share Unit (in dollars per share) | $ / shares	[1],[2],[4]		$ 32.45
Expected to vest, Weighted-Average Remaining Contractual Term (Years)	[1],[2],[4]		3 years 8 months 12 days
Expected to vest, Aggregate Intrinsic Value | $	[1],[2],[4]		$ 516,000,000
Settled, Share Units			11,327,156
Settled, Weighted-Average Grant Price Per Share Per Unit (in dollars per share) | $ / shares			$ 22.26
Exercised during period, Share Units			46,278
Exercised during period, Weighted-Average Grant Price (in dollars per share) | $ / shares			$ 22.65
Number of shares modified to accelerate vesting			7,000,000
Number of employees affected by accelerated vesting | Employee		2,900	150
Number of shares scheduled for near-term vesting			7,200,000
Incremental compensation cost resulting from plan modification | $		$ 0	$ 0
Profit Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Share Units	[1],[2],[5]		36,000
Outstanding, Weighted-Average Remaining Contractual Term (Years)	[1],[2],[5]		2 months 12 days
Outstanding, Aggregate Intrinsic Value | $	[1],[2],[5]		$ 1,000,000
Vested, Share Units	[1],[2],[3]		0
Expected to vest, Share Units	[1],[2],[4]		0
Converted awards			24,602
Number of shares modified to accelerate vesting			17,000
Number of shares scheduled for near-term vesting			17,000
Incremental compensation cost resulting from plan modification | $			$ 0

[1]	In 2017, 46,278 TSRUs with a weighted-average grant price of $22.65 per unit were converted into 24,602 PTUs.
[2]	In 2017, we settled 11,327,156 TSRUs with a weighted-average grant price of $22.26 per unit. This includes the modification for a commitment to pay 7.0 million TSRUs to approximately 150 employees, including senior and key management employees, for the 7.2 million TSRUs scheduled for near-term settlement. There was no material impact to compensation expense due to the modification.
[3]	This includes the modification for a commitment to pay 7.0 million TSRUs to approximately 150 employees, including senior and key management employees, for the 7.2 million TSRUs scheduled for near-term settlement. There was no material impact to compensation expense due to the modification.
[4]	The number of TSRUs expected to vest takes into account an estimate of expected forfeitures.
[5]	Includes the modification for a commitment to pay 17,000 PTUs to a few employees, including senior and key management employees, for the 17,000 PTUs scheduled for near-term settlement. There was no material impact to compensation expense due to the modification.